GOING CONCERN	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2. GOING CONCERN

The preparation of financial statements in accordance with accounting principles generally accepted in the United States contemplates that operations will be sustained for a reasonable period. However, we have incurred operating losses of $126,349 and $68,800 for the nine months ended September 30, 2012 and 2011, respectively. Additionally our cumulative losses were $382,141 through September 30, 2012. Our revenues are minimal. In addition, during the nine months ended September 30, 2012 and 2011 we used cash of $74,013 and $32,935, respectively, in our operating activities. Since our inception, we have been substantially dependent upon funds raised through the sale of common stock. We will need to obtain additional financing to implement our business plan. We may not be successful unless we can successfully market our products and generate revenue sufficient to continue our operations. These conditions raise substantial doubt about our ability to continue as a going concern.

Our ability to continue as a going concern is dependent upon our ability to raise sufficient capital to implement our business plan and to generate profits sufficient to become financially viable. Since inception through September 30, 2012 we raised $110,000 from the sale of common stock. We cannot give any assurances regarding the success of our current operations or our ability to raise adequate capital to finance our operations. Our consolidated financial statements do not include adjustments relating to the recoverability of recorded assets or liabilities that might be necessary should we be unable to continue as a going concern.